UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number   811-22255
                        Columbia ETF Trust II
(Exact name of registrant as specified in charter)
225 Franklin Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.
c/o Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
 225 Franklin Street
                           Boston, MA 02110
 (Name and address of agent for service)
Registrant's telephone number, including area code: (800) 345-6611
Date of fiscal year end: March 31
Date of reporting period: September 30, 2019
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,
100 F Street, NE, Washington, DC 20549
. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
September 30, 2019
Not FDIC Insured • No bank guarantee • May lose value
THEMATIC BETA ETFs
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all
Columbia Funds held in your account.

Thematic Beta ETFs | Semiannual Report 2019
TABLE OF CONTENTS
Columbia EM Core ex-China ETF
Fund at a Glance 3
Columbia Emerging Markets Consumer ETF
Fund at a Glance 5
Columbia India Consumer ETF
Fund at a Glance 7
Understanding Your Fund’s Expenses 9
Frequency Distribution of Premiums and Discounts 10
Portfolio of Investments 11
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 23
Notes to Financial Statements 26
Approval of Investment Management Services Agreement 35
Additional Information 38

FUND AT A GLANCE
Columbia EM Core ex-China ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2019 3
Portfolio management
Christopher Lo, CFA
Portfolio Manager
Managed Fund since 2016
Investment objective
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisors,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended September 30, 2019)
Inception
6 Months
cumulative 1 Year Life
Market Price 09/02/15 0.51 2.30 10.43
Net Asset Value 09/02/15 0.91 2.11 10.48
Beta Thematic Emerging Markets
ex-China Index 0.15 0.10 8.93
MSCI Emerging Markets Index (Net) -3.66 -2.02 8.16

FUND AT A GLANCE
(continued)
Columbia EM Core ex-China ETF
(Unaudited)
4 Thematic Beta ETFs | Semiannual Report 2019
Top ten holdings (%) (at September 30, 2019)
Taiwan Semiconductor Manufacturing Co., Ltd.
(Taiwan) 5 .6
Samsung Electronics Co., Ltd. (South Korea) 5 .3
HDFC Bank, Ltd. ADR (India) 4 .3
ICICI Bank, Ltd. ADR (India) 3 .6
Infosys, Ltd. ADR (India) 3 .6
LUKOIL PJSC ADR (Russia) 2 .7
BTS Group Holdings PCL NVDR (Thailand) 2 .4
Petroleo Brasileiro SA Preference Shares (Brazil) 2 .0
PT Bank Central Asia Tbk (Indonesia) 2 .0
SK Hynix, Inc. (South Korea) 1 .9
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Country breakdown (%) (at September 30, 2019 )
Brazil 13 .5
Chile 1 .5
India 14 .3
Indonesia 3 .9
Malaysia 4 .1
Mexico 2 .4
Philippines 2 .2
Poland 2 .1
Russia 5 .6
South Africa 6 .4
South Korea 15 .3
Taiwan 21 .1
Thailand 6 .4
Turkey 0 .8
United States
(a)
0 .4
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at September 30, 2019)
Communication Services 5 .1
Consumer Discretionary 7 .0
Consumer Staples 7 .8
Energy 11 .4
Financials 26 .7
Health Care 3 .1
Industrials 5 .0
Information Technology 21 .2
Materials 9 .7
Real Estate 0 .7
Utilities 2 .3
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Emerging Markets Consumer ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2019 5
Portfolio management
Christopher Lo, CFA
Portfolio Manager
Managed Fund since 2016
Investment objective
Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans™ Index.
*As of 3/18/2019, the Index name changed from Dow Jones Emerging Markets Consumer Titans 30
TM
Index to Dow Jones Emerging Markets Consumer Titans
TM
Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Dow Jones Emerging Markets Consumer Titans
TM
Index is a free-float market capitalization-weighted
index that measures the performance of 60 leading emerging market companies in the Consumer
Discretionary, Consumer Staples, and Communication Services sectors as defined by the Global Industry
Classification System (GICS).
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended September 30, 2019)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 09/14/10 -2.92 -0.54 -2.59 1.72
Net Asset Value 09/14/10 -2.78 -0.63 -2.57 1.77
Dow Jones Emerging Markets
Consumer Titans™ Index* -2.41 0.31 -1.55 2.92
MSCI Emerging Markets Index (Net) -3.66 -2.02 2.33 2.09

FUND AT A GLANCE
(continued)
Columbia Emerging Markets Consumer ETF
(Unaudited)
6 Thematic Beta ETFs | Semiannual Report 2019
Top ten holdings (%) (at September 30, 2019)
Hindustan Unilever, Ltd. (India) 5 .4
China Mobile, Ltd. (China) 4 .9
Tencent Holdings, Ltd. (China) 4 .9
Alibaba Group Holding, Ltd. ADR (China) 4 .8
Baidu, Inc. ADR (China) 3 .6
Chunghwa Telecom Co., Ltd. (Taiwan) 3 .5
Uni-President Enterprises Corp. (Taiwan) 3 .2
JD.com, Inc. ADR (China) 3 .1
Maruti Suzuki India, Ltd. (India) 3 .1
Vodacom Group, Ltd. (South Africa) 2 .9
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Country breakdown (%) (at September 30, 2019 )
Brazil 6 .8
Chile 1 .5
China 41 .2
Hong Kong 0 .4
India 17 .7
Indonesia 3 .2
Mexico 3 .6
Russia 5 .0
South Africa 4 .9
Taiwan 10 .9
Thailand 3 .7
United Arab Emirates 0 .9
United States
(a)
0 .2
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at September 30, 2019)
Communication Services 39 .0
Consumer Discretionary 31 .3
Consumer Staples 29 .7
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia India Consumer ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2019 7
Portfolio management
Christopher Lo, CFA
Portfolio Manager
Managed Fund since 2016
Investment objective
Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Indxx India Consumer Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry in India as defined by Indxx’s proprietary methodology. The index consists of common stocks listed on the primary exchange of India.
The MSCI India Index (Net) is designed to measure the performance of the large and mid cap segments of the Indian market. With 80 constituents, the index covers approximately 85% of the Indian equity universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI India Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended September 30, 2019)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 08/10/11 -2.11 0.95 6.06 9.37
Net Asset Value 08/10/11 -1.54 0.68 6.17 9.40
Indxx India Consumer Index -1.42 1.87 7.58 10.94
MSCI India Index (Net) -4.68 4.73 3.84 4.43

FUND AT A GLANCE
(continued)
Columbia India Consumer ETF
(Unaudited)
8 Thematic Beta ETFs | Semiannual Report 2019
Top ten holdings (%) (at September 30, 2019)
Nestle India, Ltd. 6 .7
Titan Co., Ltd. 5 .9
Hindustan Unilever, Ltd. 5 .7
Bajaj Auto, Ltd. 4 .9
Hero MotoCorp, Ltd. 4 .8
Maruti Suzuki India, Ltd. 4 .7
Britannia Industries Ltd. 4 .7
Dabur India, Ltd. 4 .5
ITC, Ltd. 4 .3
Godrej Consumer Products, Ltd. 4 .3
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at September 30, 2019)
Consumer Discretionary 49 .7
Consumer Staples 50 .3
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2019 9
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended September 30, 2019.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Emerging Markets Consumer ETF, account values at the end of the period would have been reduced.
April 1, 2019 — September 30, 2019
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia EM Core ex-China ETF 1,000.00 1,000.00 1,009.10 1,023.90 1.11 1.11 0.22
Columbia Emerging Markets Consumer ETF 1,000.00 1,000.00 972.20 1,021.95 3.01 3.08 0.61
Columbia India Consumer ETF 1,000.00 1,000.00 984.60 1,020.90 4.07 4.14 0.82

FREQUENCY DISTRIBUTION OF PREMIUMS AND
DISCOUNTS
(Unaudited)
10 Thematic Beta ETFs | Semiannual Report 2019
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each
Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The
“Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will ﬂuctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will ﬂuctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported
NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.
The information shown for each Fund is for the period from inception date of such Fund through September 30, 2019.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia EM Core ex-China ETF
September 2, 2015 – September 30, 2019
0 – 49.9 293 179
50 -99.9 293 64
100 – 199.9 161 23
>200 12 1
Total 759 267
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Emerging Markets Consumer ETF
September 14, 2010 – September 30, 2019
0 – 49.9 908 582
50 -99.9 384 253
100 -199.9 58 69
> 200 8 15
Total 1358 919
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia India Consumer ETF
August 10, 2011 – September 30, 2019
0 – 49.9 549 452
50 – 99.9 364 225
100 – 199.9 261 120
>200 61 16
Total 1235 813

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2019 11
Common Stocks - 92 .3%
Issuer Shares Value ($)
Brazil - 6.9%
B3 SA - Brasil Bolsa Balcao 9,944 104,157
Banco do Brasil SA 7,218 78,827
BRF SA
(a)
3,800 34,849
Magazine Luiza SA 10,400 92,480
Petroleo Brasileiro SA ADR 10,500 151,935
TIM Participacoes SA 45,400 129,811
Vale SA
(a)
17,603 201,792
Total Brazil 793,851
Chile - 1.0%
Cia Cervecerias Unidas SA 4,459 49,875
Empresas COPEC SA 7,214 68,107
Total Chile 117,982
India - 14.3%
Dr. Reddy's Laboratories, Ltd. ADR 3,950 149,665
HDFC Bank, Ltd. ADR 8,750 499,188
ICICI Bank, Ltd. ADR 34,344 418,310
Infosys, Ltd. ADR 36,160 411,139
Tata Motors, Ltd. ADR
(a)
6,544 54,904
Vedanta, Ltd. ADR 9,759 84,708
Wipro, Ltd. ADR 8,101 29,569
Total India 1,647,483
Indonesia - 3.9%
PT Astra International Tbk 116,514 54,174
PT Bank Central Asia Tbk 106,477 227,656
PT Bank Mandiri Persero Tbk 178,400 87,660
PT Telekomunikasi Indonesia Persero Tbk 255,058 77,443
Total Indonesia 446,933
Malaysia - 4.1%
Dialog Group Bhd 203,000 164,844
IHH Healthcare Bhd 83,400 113,139
Petronas Dagangan Bhd 18,100 102,020
Tenaga Nasional Bhd 29,000 94,473
Total Malaysia 474,476
Mexico - 2.4%
Grupo Bimbo SAB de CV Series A 36,968 67,387
Grupo Mexico SAB de CV Series B 35,324 82,549
Wal-Mart de Mexico SAB de CV 43,629 129,225
Total Mexico 279,161
Philippines - 2.2%
Aboitiz Power Corp. 75,300 55,716
Bloomberry Resorts Corp. 15,600 3,269
Jollibee Foods Corp. 9,440 40,434
Manila Electric Co. 5,620 40,119
Puregold Price Club, Inc. 45,800 34,507
SM Investments Corp. 4,110 76,998
Total Philippines 251,043
Poland - 2.1%
Powszechna Kasa Oszczednosci Bank
Polski SA 14,454 141,758
Powszechny Zaklad Ubezpieczen SA 10,714 99,894
Total Poland 241,652
Russia - 5.6%
Gazprom PJSC ADR 21,695 149,782
LUKOIL PJSC ADR 3,725 308,207
Sberbank of Russia PJSC ADR 13,162 186,571
Total Russia 644,560
South Africa - 6.4%
Anglo American Platinum, Ltd. 800 48,173
AngloGold Ashanti, Ltd. 4,923 92,239
Common Stocks (continued)
Issuer Shares Value ($)
Bid Corp., Ltd. 6,283 133,450
Bidvest Group, Ltd. (The) 6,822 85,850
FirstRand, Ltd. 17,463 71,626
Foschini Group, Ltd. (The) 9,700 104,571
Kumba Iron Ore, Ltd. 300 7,409
Nedbank Group, Ltd. 5,552 83,054
Sasol, Ltd. 3,287 54,860
Shoprite Holdings, Ltd. 7,500 60,663
Total South Africa 741,895
South Korea - 15.2%
Celltrion, Inc.
(a)
707 96,934
Hana Financial Group, Inc. 1,936 57,053
Hyundai Mobis Co., Ltd. 286 60,253
Hyundai Motor Co. 873 97,799
KB Financial Group, Inc. 3,606 128,726
Kia Motors Corp. 2,328 88,749
KT&G Corp. 798 70,383
LG Electronics, Inc. 1,034 58,263
POSCO 494 93,749
Samsung Electro-Mechanics Co., Ltd. 607 52,269
Samsung Electronics Co., Ltd. 14,861 609,399
Shinhan Financial Group Co., Ltd. 3,690 128,949
SK Hynix, Inc. 3,121 214,477
Total South Korea 1,757,003
Taiwan - 21.0%
ASE Technology Holding Co., Ltd. 18,160 41,442
Catcher Technology Co., Ltd. 7,000 53,023
Chang Hwa Commercial Bank, Ltd. 90,571 63,204
China Steel Corp. 109,015 80,818
Chipbond Technology Corp. 30,858 57,191
Chunghwa Telecom Co., Ltd. 35,717 127,789
CTBC Financial Holding Co., Ltd. 96,424 64,025
Eva Airways Corp. 114,303 50,290
Far Eastern New Century Corp. 88,772 81,978
Far EasTone Telecommunications Co., Ltd. 62,034 144,965
Formosa Chemicals & Fibre Corp. 14,371 40,161
Formosa Petrochemical Corp. 14,144 44,769
Formosa Plastics Corp. 34,090 103,837
Formosa Taffeta Co., Ltd. 45,002 49,028
Hon Hai Precision Industry Co., Ltd. 60,953 143,814
Largan Precision Co., Ltd. 500 71,718
Makalot Industrial Co., Ltd. 5,401 28,638
MediaTek, Inc. 7,814 92,938
Nan Ya Plastics Corp. 48,364 108,655
President Chain Store Corp. 10,839 101,317
Taiwan Business Bank 163,951 67,378
Taiwan Mobile Co., Ltd. 27,926 100,814
Taiwan Semiconductor Manufacturing Co.,
Ltd. 74,217 650,680
Uni-President Enterprises Corp. 22,846 55,082
Total Taiwan 2,423,554
Thailand - 6.4%
BTS Group Holdings PCL NVDR 622,555 272,756
CP ALL PCL NVDR 24,000 63,757
Home Product Center PCL NVDR 135,400 75,702
Ratch Group PCL 32,300 75,509
Siam Cement PCL (The) 4,100 54,694
Siam Commercial Bank PCL (The) 19,400 74,847
Tesco Lotus Retail Growth Freehold &
Leasehold Property Fund 99,400 82,874

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2019 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
12 Thematic Beta ETFs | Semiannual Report 2019
Notes to Portfolio of Investments
Abbreviation Legend
Common Stocks (continued)
Issuer Shares Value ($)
Thai Union Group PCL NVDR 74,696 40,785
Total Thailand 740,924
Turkey - 0.8%
Tupras Turkiye Petrol Rafinerileri AS 3,600 91,490
Total Common Stocks
(Cost: $ 9,290,221 ) 10,652,007
Preferred Stocks - 7 .1%
Issuer Shares Value ($)
Brazil - 6.6%
Banco Bradesco SA Preference Shares 17,923 145,952
Cia Brasileira de Distribuicao Preference
Shares 2,800 53,642
Itau Unibanco Holding SA Preference Shares 25,027 210,471
Itausa - Investimentos Itau SA Preference
Shares 38,415 121,551
Preferred Stocks (continued)
Issuer Shares Value ($)
Petroleo Brasileiro SA Preference Shares 34,471 227,991
Total Brazil 759,607
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 2,100 57,878
Total Preferred Stocks
(Cost: $ 592,896 ) 817,485
Money Market Funds - 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds —
Treasury Instruments Fund, Institutional
Shares, 1.792%
(b)
42,456 42,456
Total Money Market Funds
(Cost $42,456) 42,456
Total Investments in Securities
(Cost: $9,925,573) 11,511,948
Other Assets & Liabilities, Net 21,071
Net Assets 11,533,019
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at September 30, 2019.
ADR American Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2019 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2019 13
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.
The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information
(which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 793,851 – – 793,851
Chile 117,982 – – 117,982
India 1,647,483 – – 1,647,483
Indonesia 446,933 – – 446,933
Malaysia 474,476 – – 474,476
Mexico 279,161 – – 279,161
Philippines 251,043 – – 251,043
Poland 241,652 – – 241,652
Russia 644,560 – – 644,560
South Africa 741,895 – – 741,895
South Korea 1,757,003 – – 1,757,003
Taiwan 2,423,554 – – 2,423,554
Thailand 740,924 – – 740,924
Turkey 91,490 – – 91,490
Total Common Stocks 10,652,007 – – 10,652,007
Preferred Stocks
Brazil 759,607 – – 759,607
Chile 57,878 – – 57,878
Total Preferred Stocks 817,485 – – 817,485
Money Market Funds 42,456 – – 42,456
Total Investments in Securities 11,511,948 – – 11,511,948
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
14 Thematic Beta ETFs | Semiannual Report 2019
Common Stocks - 97 .6%
Issuer Shares Value ($)
Brazil - 4.6%
Lojas Renner SA 488,020 5,913,086
Raia Drogasil SA 160,187 3,684,524
TIM Participacoes SA 490,300 1,401,900
Total Brazil 10,999,510
Chile - 1.6%
Cencosud SA 793,000 1,306,775
S.A.C.I. Falabella 428,752 2,399,275
Total Chile 3,706,050
China - 41.2%
58.com, Inc. ADR
(a)
27,913 1,376,390
Alibaba Group Holding, Ltd. ADR
(a)
68,954 11,531,177
ANTA Sports Products, Ltd. 311,367 2,575,726
Autohome, Inc. ADR
(a)
17,236 1,432,829
Baidu, Inc. ADR
(a)
83,878 8,619,303
BYD Co., Ltd. Class H 185,952 928,645
China Mengniu Dairy Co., Ltd.
(a)
823,023 3,081,323
China Mobile, Ltd. 1,414,320 11,699,703
China Resources Beer Holdings Co., Ltd. 412,308 2,185,295
China Telecom Corp., Ltd. Class H 4,209,338 1,916,899
China Tower Corp. Ltd. Class H
(b)
13,446,469 3,053,131
China Unicom Hong Kong, Ltd. 1,763,412 1,871,519
Ctrip.com International, Ltd. ADR
(a)
120,880 3,540,575
Dongfeng Motor Group Co., Ltd. Class H 754,580 717,098
Geely Automobile Holdings, Ltd. 1,548,573 2,627,245
Guangzhou Automobile Group Co., Ltd.
Class H 855,822 818,770
Hengan International Group Co., Ltd. 212,905 1,395,938
JD.com, Inc. ADR
(a)
263,945 7,445,888
NetEase, Inc. ADR 20,959 5,578,867
New Oriental Education & Technology Group,
Inc. ADR
(a)
35,971 3,984,148
TAL Education Group ADR
(a)
111,098 3,803,996
Tencent Holdings, Ltd. 275,097 11,587,243
Want Want China Holdings, Ltd. 1,921,717 1,537,001
Yum China Holdings, Inc. 114,301 5,192,694
Total China 98,501,403
Hong Kong - 0.4%
Haier Electronics Group Co., Ltd. 366,111 955,044
India - 17.7%
Bharti Airtel, Ltd. 1,216,409 6,300,134
Hero MotoCorp, Ltd. 62,697 2,392,868
Hindustan Unilever, Ltd. 457,658 12,799,078
ITC, Ltd. 1,872,377 6,865,323
Mahindra & Mahindra, Ltd. 389,995 3,010,997
Maruti Suzuki India, Ltd. 77,421 7,336,712
Titan Co., Ltd. 199,092 3,576,384
Total India 42,281,496
Indonesia - 3.2%
PT Astra International Tbk 5,562,925 2,586,496
PT Telekomunikasi Indonesia Persero Tbk 13,067,842 3,967,763
PT Unilever Indonesia Tbk 314,536 1,030,357
Total Indonesia 7,584,616
Mexico - 3.6%
Coca-Cola Femsa SAB de CV 111,447 677,860
Fomento Economico Mexicano SAB de CV
Series UBD 394,391 3,616,516
Grupo Televisa SAB Series CPO 536,881 1,050,431
Wal-Mart de Mexico SAB de CV 1,074,522 3,182,640
Total Mexico 8,527,447
Common Stocks (continued)
Issuer Shares Value ($)
Russia - 5.0%
Magnit PJSC GDR 259,685 3,392,785
X5 Retail Group NV GDR 76,675 2,682,091
Yandex NV Class A
(a)
169,265 5,925,968
Total Russia 12,000,844
South Africa - 4.8%
Shoprite Holdings, Ltd. 574,342 4,645,494
Vodacom Group, Ltd. 880,263 6,945,732
Total South Africa 11,591,226
Taiwan - 10.9%
Chunghwa Telecom Co., Ltd. 2,332,657 8,345,821
Hotai Motor Co., Ltd. 218,000 3,313,091
President Chain Store Corp. 344,513 3,220,319
Taiwan Mobile Co., Ltd. 990,316 3,575,090
Uni-President Enterprises Corp. 3,138,202 7,566,198
Total Taiwan 26,020,519
Thailand - 3.7%
Advanced Info Service PCL 375,000 2,697,401
CP ALL PCL 1,542,405 4,097,447
Thai Beverage PCL 3,255,744 2,083,544
Total Thailand 8,878,392
United Arab Emirates - 0.9%
Emirates Telecommunications Group Co.
PJSC 499,459 2,243,599
Total Common Stocks
(Cost: $ 247,361,213 ) 233,290,146
Preferred Stocks - 2 .1%
Issuer Shares Value ($)
Brazil - 2.1%
Cia Brasileira de Distribuicao Preference
Shares 95,929 1,837,791
Telefonica Brasil SA Preference Shares 254,156 3,352,218
Total Brazil 5,190,009
Total Preferred Stocks
(Cost: $ 5,541,712 ) 5,190,009
Money Market Funds - 0 .2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds —
Treasury Instruments Fund, Institutional
Shares, 1.792%
(c)
413,361 413,361
Total Money Market Funds
(Cost $413,361) 413,361
Total Investments in Securities
(Cost: $253,316,286) 238,893,516
Other Assets & Liabilities, Net 200,642
Net Assets 239,094,158

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
September 30, 2019 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2019 15
Notes to Portfolio of Investments
Abbreviation Legend
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule
144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30,
2019, the net value of these securities amounted to $3,053,131 which represents 1.28% of net assets.
(c) The rate shown is the seven-day current annualized yield at September 30, 2019.
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
September 30, 2019 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Thematic Beta ETFs | Semiannual Report 2019
Fair Value Measurements (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.
The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information
(which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 10,999,510 – – 10,999,510
Chile 3,706,050 – – 3,706,050
China 98,501,403 – – 98,501,403
Hong Kong 955,044 – – 955,044
India 42,281,496 – – 42,281,496
Indonesia 7,584,616 – – 7,584,616
Mexico 8,527,447 – – 8,527,447
Russia 12,000,844 – – 12,000,844
South Africa 11,591,226 – – 11,591,226
Taiwan 26,020,519 – – 26,020,519
Thailand 8,878,392 – – 8,878,392
United Arab Emirates 2,243,599 – – 2,243,599
Total Common Stocks 233,290,146 – – 233,290,146
Preferred Stocks
Brazil 5,190,009 – – 5,190,009
Total Preferred Stocks 5,190,009 – – 5,190,009
Money Market Funds 413,361 – – 413,361
Total Investments in Securities 238,893,516 – – 238,893,516
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2019 17
Notes to Consolidated Portfolio of Investments
Common Stocks - 99 .9%
Issuer Shares Value ($)
Consumer Discretionary - 49.7%
Aditya Birla Fashion and Retail, Ltd.
(a)
394,237 1,175,722
Bajaj Auto, Ltd. 131,398 5,454,398
Bharat Forge, Ltd. 341,675 2,151,957
Bosch, Ltd. 13,034 2,586,558
Eicher Motors, Ltd. 17,763 4,452,781
Exide Industries, Ltd. 612,975 1,688,369
Future Retail, Ltd.
(a)
238,726 1,282,749
Hero MotoCorp, Ltd. 141,313 5,393,295
Jubilant Foodworks, Ltd. 103,371 1,982,855
Mahindra & Mahindra, Ltd. 579,743 4,475,967
Maruti Suzuki India, Ltd. 55,701 5,278,441
Motherson Sumi Systems, Ltd. 1,709,404 2,531,466
MRF, Ltd. 3,612 3,225,807
Page Industries, Ltd. 6,084 1,933,130
Rajesh Exports, Ltd. 197,019 1,853,878
Tata Motors, Ltd.
(a)
2,138,173 3,543,568
Titan Co., Ltd. 368,621 6,621,714
Total 55,632,655
Consumer Staples - 50.2%
Avenue Supermarts, Ltd.
(a)(b)
145,781 3,827,356
Britannia Industries Ltd. 126,765 5,266,283
Colgate-Palmolive India, Ltd. 193,166 4,099,293
Dabur India, Ltd. 808,059 5,099,627
GlaxoSmithKline Consumer Healthcare, Ltd. 16,787 2,020,278
Godrej Consumer Products, Ltd. 501,797 4,866,529
Common Stocks (continued)
Issuer Shares Value ($)
Hindustan Unilever, Ltd. 228,335 6,385,723
ITC, Ltd. 1,329,906 4,876,279
Marico, Ltd. 752,570 4,186,620
Nestle India, Ltd. 38,433 7,532,524
Procter & Gamble Hygiene & Health Care,
Ltd. 13,835 2,367,247
United Breweries, Ltd. 93,959 1,786,073
United Spirits, Ltd.
(a)
407,965 3,839,668
Total 56,153,500
Total Common Stocks
(Cost: $ 93,269,303 ) 111,786,155
Corporate Bond - 0.0%
Issuer Shares Value ($)
Consumer Staples - 0.0%
Britannia Industries Ltd., 8.00%, 08/28/22
(Cost: $54,405)
3,918,090 55,043
Money Market Funds - 0 .3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds —
Treasury Instruments Fund, Institutional
Shares, 1.792%
(c)
293,811 293,811
Total Money Market Funds
(cost $293,811) 293,811
Total Investments in Securities
(Cost: $93,617,519) 112,135,009
Other Assets & Liabilities, Net (269,061)
Net Assets 111,865,948
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule
144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30,
2019, the net value of these securities amounted to $3,827,356 which represents 3.42% of net assets.
(c) The rate shown is the seven-day current annualized yield at September 30, 2019.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS (Consolidated)
(continued)
Columbia India Consumer ETF
September 30, 2019 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Thematic Beta ETFs | Semiannual Report 2019
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.
The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information
(which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2019:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 55,632,655 – – 55,632,655
Consumer Staples 56,153,500 – – 56,153,500
Total Common Stocks 111,786,155 – – 111,786,155
Corporate Bonds
Consumer Staples – 55,043 – 55,043
Total Corporate Bonds – 55,043 – 55,043
Money Market Funds 293,811 – – 293,811
Total Investments in Securities 112,079,966 55,043 – 112,135,009
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2019 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2019 19
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $9,925,573, $253,316,286 and $93,617,519, respectively) $11,511,948 $238,893,516 $112,135,009
Foreign currency (cost $2,651, $9,981 and $77,901, respectively) 2,647 9,978 78,425
Receivable for:
Dividends 19,440 308,389 3,394
Foreign tax reclaims 491 – –
Total assets 11,534,526 239,211,883 112,216,828
Liabilities
Payable for:
Investments management fees 1,507 117,725 65,711
Foreign capital gains taxes deferred – – 284,915
Accrued expenses and other liabilities – – 254
Total liabilities 1,507 117,725 350,880
Net assets applicable to outstanding capital stock $11,533,019 $239,094,158 $111,865,948
Represented by:
Paid-in capital $10,122,033 $455,165,569 $99,969,277
Total distributable earnings (loss) 1,410,986 (216,071,411) 11,896,671
Total — representing net assets applicable to outstanding capital stock $11,533,019 $239,094,158 $111,865,948
Shares outstanding 450,000 10,850,000 2,700,000
Net asset value per share $25.63 $22.04 $41.43

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2019 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Thematic Beta ETFs | Semiannual Report 2019
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Investment Income:
Dividends - unaffiliated issuers $ 258,320 $ 3,953,110 $ 1,041,469
Interest – – 396
Foreign taxes withheld (42,398) (398,589) (20)
Total income 215,922 3,554,521 1,041,845
Expenses:
Investment management fees 12,863 779,611 444,913
Mauritius taxes paid – 16,021 25,327
Overdraft expense 5 15,581 15,928
Total expenses 12,868 811,213 486,168
Fees waived by the Investment Manager and its affiliates – (320) –
Total net expenses 12,868 810,893 486,168
Net investment income 203,054 2,743,628 555,677
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers 112,978 (1,502,507) (1,751,645)
In-kind transactions – 45,725 –
Foreign currency translations (6,442) (131,402) (87,640)
Net realized gain (loss) 106,536 (1,588,184) (1,839,285)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (207,731) (8,386,330) (2,151,791)
Foreign capital gains tax – – 292,336
Foreign currency translations 69 (14,968) 525
Net change in unrealized depreciation (207,662) (8,401,298) (1,858,930)
Net realized and unrealized loss (101,126) (9,989,482) (3,698,215)
Net increase (decrease) in net assets resulting from operations $101,928 $(7,245,854) $(3,142,538)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2019 21
,
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer
ETF
Six Months Ended
September 30,
2019
(Unaudited)
Year Ended
March 31,
2019
Six Months Ended
September 30,
2019
(Unaudited)
Year Ended
March 31,
2019
(a)(b)
Operations
Net investment income $ 203,054 $ 236,852 $ 2,743,628 $ 5,131,130
Net realized gain (loss) 106,536 (415,704) (1,588,184) (20,154,637)
Net change in unrealized depreciation (207,662) (422,429) (8,401,298) (89,095,835)
Net increase (decrease) in net assets resulting from operations 101,928 (601,281) (7,245,854) (104,119,342)
Distributions to shareholders
Net investment income and net realized gains – (269,920) – (2,714,200)
Shareholder transactions
Proceeds from shares sold – 2,491,783 – –
Cost of shares redeemed – – (43,778,649) (412,983,788)
Transaction fees – – – 24,964
Net increase (decrease) in net assets resulting from shareholder transactions – 2,491,783 (43,778,649) (412,958,824)
Increase (decrease) in net assets 101,928 1,620,582 (51,024,503) (519,792,366)
Net Assets:
Net assets at beginning of period 11,431,091 9,810,509 290,118,661 809,911,027
Net assets at end of period $ 11,533,019 $ 11,431,091 $ 239,094,158 $ 290,118,661
Capital stock activity
Shares outstanding, beginning of period 450,000 350,000 12,800,000 30,750,000
Subscriptions – 100,000 – –
Redemptions – – (1,950,000) (17,950,000)
Shares outstanding, end of period 450,000 450,000 10,850,000 12,800,000
(a) Consolidated.
(b) EG Shares Consumer Mauritius, the Fund's Subsidiary, was liquidated on November 30, 2018.

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Thematic Beta ETFs | Semiannual Report 2019
Columbia India Consumer ETF
(Consolidated)
Six Months Ended
September 30,
2019
(Unaudited)
Year Ended
March 31,
2019
Operations
Net investment income $ 555,677 $ 362,258
Net realized gain (loss) (1,839,285) 2,622,524
Net change in unrealized depreciation (1,858,930) (14,477,422)
Net decrease in net assets resulting from operations (3,142,538) (11,492,640)
Distributions to shareholders
Net investment income and net realized gains – (167,832)
Shareholder transactions
Cost of shares redeemed (15,427,758) (2,192,452)
Net decrease in net assets resulting from shareholder transactions (15,427,758) (2,192,452)
Decrease in net assets (18,570,296) (13,852,924)
Net Assets:
Net assets at beginning of period 130,436,244 144,289,168
Net assets at end of period $ 111,865,948 $ 130,436,244
Capital stock activity
Shares outstanding, beginning of period 3,100,000 3,150,000
Subscriptions – –
Redemptions (400,000) (50,000)
Shares outstanding, end of period 2,700,000 3,100,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2019 23
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total
Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia EM Core ex-China ETF
Six Months Ended
September 30, 2019
(Unaudited)
Year Ended March 31,
2016
(a)
2019 2018 2017
Per share data
Net asset value, beginning of
period
$ 25 .40 $ 28 .03 $ 24 .91 $ 21 .23 $ 20 .00
Income (loss) from investment operations:
Net investment income 0 .45 0 .65 0 .66 0 .41 0 .22
Net realized and unrealized gain (loss) ( 0 .22 ) ( 2 .51 ) 4 .83 3 .55 1 .52
Total from investment operations 0 .23 ( 1 .86 ) 5 .49 3 .96 1 .74
Less distributions to shareholders:
Net investment income – ( 0 .62 ) ( 0 .61 ) ( 0 .28 ) ( 0 .51 )
Net realized gains – ( 0 .15 ) ( 1 .76 ) – –
Total distribution to shareholders – ( 0 .77 ) ( 2 .37 ) ( 0 .28 ) ( 0 .51 )
Net asset value, end of
period
$ 25 .63 $ 25 .40 $ 28 .03 $ 24 .91 $ 21 .23
Total Return at NAV 0 .91% ( 6 .38 ) % 22 .76% 18 .83% 8 .98%
Total Return at Market 0 .51% ( 7 .37 ) % 20 .45% 23 .20% 8 .49%
Ratios to average net assets:
Total gross expenses
(b)
0 .22%
(c) (d)
0 .47%
(e)
0 .70%
(f)
0 .70% 0 .70%
(c)
Total net expenses
(b)(g)
0 .22%
(c) (d)
0 .35%
(e)
0 .35%
(f)
0 .35% 0 .35%
(c)
Net Investment income 3 .52%
(c)
2 .54% 2 .40% 1 .80% 1 .92%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $ 11,533 $ 11,431 $ 9,811 $ 11,209 $ 1,062
Portfolio turnover 13% 24% 37% 30% 45%
Notes to Financial Highlights
(a) Based on operations from September 2, 2015 (commencement of operations) through the stated period end.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Annualized.
(d) The ratio includes less than 0.01% for the six months ended September 30, 2019 attributed to overdraft expense, which is outside the Unitary
Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(f) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Thematic Beta ETFs | Semiannual Report 2019
Columbia Emerging Markets Consumer ETF
Six Months Ended
September 30, 2019
(Unaudited)
Year Ended March 31,
2019
(a)(b)
2018
(a)
2017
(a)
2016
(a)
2015
(a)
Per share data
Net asset value, beginning of
period
$ 22 .67 $ 26 .34 $ 24 .75 $ 22 .60 $ 26 .45 $ 26 .53
Income (loss) from investment
operations:
Net investment income 0 .23 0 .25 0 .10 0 .18 0 .21 0 .25
Net realized and unrealized gain (loss) ( 0 .86 ) ( 3 .72 ) 1 .59 2 .13 ( 3 .83 ) ( 0 .03 )
Total from investment operations ( 0 .63 ) ( 3 .47 ) 1 .69 2 .31 ( 3 .62 ) 0 .22
Less distributions to shareholders:
Net investment income – ( 0 .20 ) ( 0 .10 ) ( 0 .16 ) ( 0 .23 ) ( 0 .30 )
Net asset value, end of
period
$ 22 .04 $ 22 .67 $ 26 .34 $ 24 .75 $ 22 .60 $ 26 .45
Total Return at NAV ( 2 .78 ) % ( 13 .08 ) % 6 .81% 10 .35% ( 13 .63 ) % 0 .88%
Total Return at Market ( 2 .92 ) % ( 13 .90 ) % 7 .16% 10 .75% ( 13 .64 ) % 0 .74%
Ratios to average net assets:
Total gross expenses
(c)
0 .61%
(d) (e)
0 .61%
(f)
0 .81%
(g)
0 .85%
(h)
0 .85% 0 .83%
Total net expenses
(c)(i)
0 .61%
(d) (e)
0 .61%
(f)
0 .81%
(g)
0 .85%
(h)
0 .85% 0 .83%
Net Investment income 2 .08%
(d)
1 .07% 0 .37% 0 .77% 0 .86% 0 .92%
Supplemental data
Net assets, end of
period
(in thousands) $ 239,094 $ 290,119 $ 809,911 $ 741,171 $ 612,360 $ 1,145,158
Portfolio turnover 20% 61% 27% 17% 32% 12%
Notes to Financial Highlights
(a) Consolidated.
(b) EG Shares Consumer Mauritius, the Fund's Subsidiary, was liquidated on November 30, 2018.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) Annualized.
(e) The ratio includes 0.02% for the six months ended September 30, 2019 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3). Effective August 1, 2019 through July 31, 2020, the Investment Manager has contractually agreed to limit the Fund's operating expenses to the annual rate of 0.59% of Fund's average daily net assets, inclusive of any overdraft charges (as defined in
Note 3).
(f) The ratio includes 0.02% for the year ended March 31, 2019 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(g) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(h) The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in
Note 3).
(i) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2019 25
Columbia India Consumer ETF (Consolidated)
Six Months Ended
September 30, 2019
(Unaudited)
Year Ended March 31,
2019 2018 2017 2016 2015
Per share data
Net asset value, beginning of
period
$ 42 .08 $ 45 .81 $ 38 .31 $ 31 .16 $ 35 .48 $ 24 .72
Income (loss) from investment
operations:
Net investment income (loss) 0 .19 0 .12 0 .01 ( 0 .03 ) 0 .04 ( 0 .12 )
Net realized and unrealized gain (loss) ( 0 .84 ) ( 3 .80 ) 7 .52 7 .21 ( 4 .36 ) 10 .91
Total from investment operations ( 0 .65 ) ( 3 .68 ) 7 .53 7 .18 ( 4 .32 ) 10 .79
Less distributions to shareholders:
Net investment income – ( 0 .05 ) ( 0 .03 ) ( 0 .03 ) – ( 0 .03 )
Net asset value, end of
period
$ 41 .43 $ 42 .08 $ 45 .81 $ 38 .31 $ 31 .16 $ 35 .48
Total Return at NAV ( 1 .54 ) % ( 8 .03 ) % 19 .64% 23 .06% ( 12 .18 ) % 43 .64%
Total Return at Market ( 2 .11 ) % ( 8 .44 ) % 19 .98% 23 .67% ( 12 .57 ) % 44 .04%
Ratios to average net assets:
Total gross expenses
(a)
0 .82%
(b) (c)
0 .77%
(d)
0 .87%
(e)
0 .89%
(f)
0 .89% 0 .90%
(g)
Total net expenses
(a)(h)
0 .82%
(b) (c)
0 .77%
(d)
0 .87%
(e)
0 .89%
(f)
0 .89% 0 .90%
(g)
Net Investment income (loss) 0 .94%
(b)
0 .26% 0 .01% ( 0 .09 ) % 0 .13% ( 0 .36 ) %
Supplemental data
Net assets, end of
period
(in thousands) $ 111,866 $ 130,436 $ 144,289 $ 88,102 $ 71,679 $ 88,710
Portfolio turnover 1% 15% 28% 31% 47% 82%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Annualized.
(c) The ratio includes 0.07% for the six months ended September 30, 2019 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(d) The ratio includes 0.02% for the year ended March 31, 2019 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).
(e) The ratio includes 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(f) The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in
Note 3).
(g) The ratio includes 0.01% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).
(h) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited)
26 Thematic Beta ETFs | Semiannual Report 2019
Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end registered investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF. The Funds are currently classified as non-diversified funds.
Basis for Consolidation
The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of
Changes in Net Assets; and the Consolidated Financial Highlights of Columbia India Consumer ETF include the account of EG Shares India Consumer Mauritius, a wholly owned subsidiary (the Subsidiary) located in the Republic of Mauritius
(Mauritius). All inter-company accounts and transactions have been eliminated in consolidations.
As of the date of this report, Columbia India Consumer ETF invests in Indian securities both directly (in India), and through its corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities.
Columbia India Consumer ETF has historically relied on a tax treaty between India and Mauritius for relief from certain
Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-
Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from sales of Indian shares after March 31,
2018 (not otherwise exempt under a tax treaty) have resulted in the imposition of additional taxes by India on Columbia
India Consumer ETF and its Subsidiary. For more information, see India-Mauritius Tax Treaty Risk.
A summary of Columbia India Consumer ETF’s investment in the Subsidiary is as follows:
Fund shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fund
% of consolidated fund
net assets Net assets ($)
Net investment income
(loss) ($)
Net realized gain (loss)
($)
Net change in
unrealized appreciation
(depreciation) ($)
Columbia India Consumer ETF 72.9% 81,538,947 787,686 (1,330,835) 959,621

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2019 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2019 27
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange.
Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2019 (Unaudited)
28 Thematic Beta ETFs | Semiannual Report 2019
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Interest income is recorded on an accrual basis.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
The Funds declare and distribute net investment income annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2019 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2019 29
under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value
Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13
Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended September 30,
2019 and all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of
Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows:
The annualized effective management services fee rate for the six months ended September 30, 2019 was as follows:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred
Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to
100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested
Effective June 1, 2019 Prior to June 1, 2019
Fund Assets (billions)
Investment
management fee
rate (%) Assets (billions)
Investment
management fee
rate (%)
Columbia EM Core ex-China ETF All 0.16 All 0.35
Columbia Emerging Markets Consumer ETF All 0.59 All 0.59
Columbia India Consumer ETF All 0.75 All 0.75
Fund
Effective investment
management fee rate
(%)
Columbia EM Core ex-China ETF 0.22
Columbia Emerging Markets Consumer ETF 0.59
Columbia India Consumer ETF 0.75

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2019 (Unaudited)
30 Thematic Beta ETFs | Semiannual Report 2019
in shares of certain funds managed by the Investment Manager. Each Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25%
of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, however, and there are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses
(excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/
expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the class' average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes, expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund
August 1, 2019 through
July 31, 2020
Columbia Emerging Markets Consumer ETF 0.59%
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 9,925,573 2,076,901 (490,526) 1,586,375
Columbia Emerging Markets Consumer ETF 253,316,286 17,877,419 (32,300,189) (14,422,770)
Columbia India Consumer ETF 93,617,519 30,072,492 (11,555,002) 18,517,490

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2019 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2019 31
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date.
As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2019, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended September 30, 2019, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended September 30, 2019, the in-kind redemptions were as follows:
Carryforwards with no expiration
Fund
Short-term
capital loss
carryforward ($)
Long-term
capital loss
carryforward ($) Total ($)
Columbia EM Core ex-China ETF - - -
Columbia Emerging Markets Consumer ETF 5,503,691 196,580,177 202,083,868
Columbia India Consumer ETF 2,518,272 - 2,518,272
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 1,700,489 1,493,018
Columbia Emerging Markets Consumer ETF 53,144,373 65,911,763
Columbia India Consumer ETF 729,609 15,921,284
Fund Contributions ($)
Columbia EM Core ex-China ETF -
Columbia Emerging Markets Consumer ETF -
Columbia India Consumer ETF -
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF - - -
Columbia Emerging Markets Consumer ETF 27,729,246 27,774,971 45,725
Columbia India Consumer ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2019 (Unaudited)
32 Thematic Beta ETFs | Semiannual Report 2019
Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A.
and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
This agreement expires annually in December unless extended or renewed.
During the six months ended September 30, 2019, the Funds had no borrowings.
Significant risks
Concentration risk
Each Fund concentrates its investments in a particular sector or a group of sectors to approximately the same extent as its respective underlying index, and as such, may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.
Consumer concentration risk
Because Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the consumer goods and consumer services sectors (specifically the consumer goods and consumer services sectors of India for the Columbia India Consumer ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.
Country and regional risk
Each Fund will invest in specific countries or geographic regions to approximately the same extent as its underlying index. To the extent that a Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of a
Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect that Fund’s performance.
Emerging markets risk
The Funds are subject to emerging markets risk. Investments in emerging market securities are likely to have greater exposure to risks of investing in foreign investments including risks associated with political, regulatory, economic, social, diplomatic, and other conditions or events (including, for example, military confrontations, war and terrorism), occurring in the country or region. In addition, emerging market countries are typically less developed with more limited trading activity than more developed countries, which may result in increased liquidity risk and other risks. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which may make them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2019 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2019 33
Financial concentration risk
Columbia EM Core ex-China ETF has concentrated investments in the financials sector. Because companies in the financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, these factors may adversely affect
Fund performance.
India concentration risk
Because Columbia India Consumer ETF, invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
India-Mauritius tax treaty risk
Columbia India Consumer ETF and its respective Subsidiary historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies if the shares were acquired by the Subsidiary on or after April 1, 2017.
Gains realized in the Subsidiary resulting from the alienation of Indian shares acquired prior to April 1, 2017 continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted General anti-avoidance rules (GAAR), which seek to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the
Subsidiary (and indirectly the Fund). The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Non-diversification risk
The Funds are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Funds are not “actively” managed and may be affected by a general decline in market segments related to their underlying index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Technology and technology-related investment risk
Columbia EM Core ex-China ETF may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it was invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2019 (Unaudited)
34 Thematic Beta ETFs | Semiannual Report 2019
companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
Thematic Beta ETFs | Semiannual Report 2019 35
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise
Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia EM Core ex-China ETF, Columbia
Emerging Markets Consumer ETF and Columbia India Consumer ETF (each, an ETF and collectively, the ETFs). Under an investment management services agreement (collectively, the IMS Agreement), Columbia Threadneedle provides investment advice and other services to each ETF and other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Board of Trustees (the Board) of each ETF, including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions,
Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board
(who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts
Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review
Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the IMS
Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the
Independent Trustees various factors relevant to the Board's consideration of investment management services agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS
Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia
Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each ETF, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative oversight services provided to the ETFs by
Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted
the various enhancements anticipated for 2019. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the ETFs and Columbia Threadneedle’s compliance program. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its ability to carry out its responsibilities under the IMS Agreement, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
36 Thematic Beta ETFs | Semiannual Report 2019
The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the
ETFs under the IMS Agreement. It was also observed that the services being performed under the IMS Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle is in a position to continue to provide a high quality and level of services to the ETFs.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each ETF. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception), the performance of each ETF (particularly relative to the index of which the ETF seeks to replicate performance) and its net assets. The Board observed the passive nature of the ETFs and reviewed index tracking error data for each of the ETFs. The Board observed that each ETF’s performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle from its relationship with the ETFs
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. In considering the proposed level of fees under the IMS Agreement, the Board accorded particular weight to the unified/all-inclusive fee structure utilized by each ETF. In this regard, they observed that many of the competitors of the ETFs have adopted similar unified/all-inclusive fee structures.
The Trustees also considered the proposed significant reduction in the contractual investment management services fee for Columbia EM Core ex-China ETF. More generally, the Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board observed that each of the ETFs’ unified fee rates was approximately equal to or lower than the median expenses paid by funds in each ETF’s comparative peer universe. Based on its review, the Board concluded that each ETF’s investment management services fee was fair and reasonable in light of the extent and quality of services that each ETF receives.
The Board also considered the profitability of Columbia Threadneedle in connection with providing investment management services to each ETF. In this regard, the Independent Trustees referred to their detailed analysis of the
Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing the
Funds, including the ETFs. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted the report from the Board's independent fee consultant, JDL
Consultants, LLC, and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing the Funds, including the ETFs, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted
that the fees paid by the ETFs should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Thematic Beta ETFs | Semiannual Report 2019 37
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the ETFs as their net asset levels grow and took note of the extent to which each ETF’s shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

ADDITIONAL INFORMATION
38 Thematic Beta ETFs | Semiannual Report 2019
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-Q and Form
N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II
225 Franklin Street
Boston, MA, 02110
SAR279_03_J01_(11/19)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.
Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.
Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.
Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.
Not applicable for the semi-annual reporting period.

Item 6. Investments.
(a)   The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.
(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.
(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13. Exhibits.
(a)(1)   Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)        Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Columbia ETF Trust II

By (Signature and Title)*       /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date                11/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date                11/22/2019

By (Signature and Title)*       /s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date                11/22/2019

* Print the name and title of each signing officer under his or her signature.